SUPPLEMENT DATED DECEMBER 8, 2014
TO

PROSPECTUS DATED MAY 1, 2006
FOR FUTURITY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

After the close of business on December 5, 2014, the Clearbridge Variable All Cap Value Portfolio was reorganized into the Clearbridge Variable Large Cap Value Portfolio.

The Clearbridge Variable All Cap Value Portfolio is no longer available for investment and any references to the Fund are hereby deleted from the prospectus.

Please retain this supplement with your prospectus for future reference.

Futurity 12/2014